Balance Sheets (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 7,100,551	$ 7,205,827	$ 5,617,025
Trade receivables, net	28,192,664	27,008,840	26,577,290
Other receivable			50,795
Inventories	235,035	220,377	125,783
Deferred tax asset	186,180	718,767	317,850
Other current assets	1,326,207	820,726	1,230,603
TOTAL CURRENT ASSETS	37,040,637	35,974,537	33,919,346
NON-CURRENT ASSETS
Intangible assets, net	3,639,080	3,512,767	3,467,872
Deferred tax asset	1,516,610	988,860	2,155,244
Property, plant and equipment, net	575,726	578,136	684,786
Other assets	50,000	95,973
Goodwill	70,388	69,057
TOTAL NON-CURRENT ASSETS	5,851,804	5,244,793	6,307,902
TOTAL ASSETS	42,892,441	41,219,330	40,227,248
CURRENT LIABILITIES
Trade and other payables	5,233,635	5,250,399	6,597,747
Wholesale loan facility	27,019,113	25,669,388	24,688,865
Cash reserve	2,767,943	2,731,094	703,003
TOTAL CURRENT LIABILITIES	35,020,691	33,650,881	31,989,615
NON-CURRENT LIABILITIES
Shareholder loans	96,536	45,665	218,574
Total Non-Current Liabilities	96,536	45,665	218,574
TOTAL LIABILITIES	35,117,227	33,696,546	32,208,189
STOCKHOLDERS' EQUITY
Common Stock, $0.10 par value, 500,000,000 and 250,000,000 shares authorized, 9,961,637 and 5,300,000 shares issued and outstanding respectively	996,163	996,163	530,000
Common stock to be issued	50,900	33,837
Additional paid-in capital	14,860,310	14,462,575	14,639,149
Other accumulated comprehensive loss	(913,393)	(1,052,144)	(244,289)
Accumulated deficit	(7,218,816)	(6,917,697)	(6,905,851)
TOTAL STOCKHOLERS' EQUITY	7,775,214	7,522,784	8,019,059
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	42,892,441	41,219,330	40,227,248
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series B Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value	$ 50	$ 50	$ 50